Expense Example, No Redemption - Class A C and R6 Shares - Federated Hermes US SMID Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	R6 1 Year	R6 3 Years
USD ($)	740	1,137	276	847	166	514